AST QUANTITATIVE MODELING PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 99.6%
Affiliated Mutual Funds
AST BlackRock/Loomis Sayles Bond Portfolio*	1,649,818	$25,456,684
AST ClearBridge Dividend Growth Portfolio*	3,296,429	79,938,413
AST Emerging Markets Equity Portfolio*	633,568	6,734,832
AST Global Bond Portfolio*	9,202,233	110,242,746
AST Goldman Sachs Small-Cap Value Portfolio*	310,925	9,318,412
AST High Yield Portfolio*	679,616	8,073,841
AST Hotchkis & Wiley Large-Cap Value Portfolio*	2,012,844	79,024,264
AST International Growth Portfolio*	2,769,938	74,234,346
AST International Value Portfolio*	3,490,826	78,019,953
AST Jennison Large-Cap Growth Portfolio*	928,815	56,202,565
AST Large-Cap Core Portfolio*	7,799,360	200,755,531
AST Loomis Sayles Large-Cap Growth Portfolio*	752,606	65,183,210
AST MFS Growth Portfolio*	1,276,696	55,829,903
AST MFS Large-Cap Value Portfolio*	4,009,209	105,642,645
AST Mid-Cap Growth Portfolio*	485,571	7,540,923
AST Mid-Cap Value Portfolio*	199,934	8,149,296
AST Prudential Core Bond Portfolio*	6,646,403	90,391,084
AST QMA International Core Equity Portfolio*	4,623,189	65,002,041
AST Small-Cap Growth Opportunities Portfolio*	465,082	15,198,883
AST Small-Cap Growth Portfolio*	186,439	15,215,300
AST Small-Cap Value Portfolio*	840,938	29,357,134
	Shares	Value
Affiliated Mutual Funds (continued)
AST T. Rowe Price Large-Cap Growth Portfolio*	997,815	$65,416,775
AST T. Rowe Price Large-Cap Value Portfolio*	4,007,004	79,378,758
AST T. Rowe Price Natural Resources Portfolio*	543,218	13,145,870
AST Western Asset Core Plus Bond Portfolio*	3,912,263	56,610,445
AST Western Asset Emerging Markets Debt Portfolio*	260,141	3,233,553

Total Long-Term Investments (cost $1,118,014,091)(wd)		1,403,297,407

Short-Term Investment — 0.4%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $6,184,878)(wd)	6,184,878	6,184,878

TOTAL INVESTMENTS—100.0% (cost $1,124,198,969)		1,409,482,285

Liabilities in excess of other assets — (0.0)%		(359,996)

Net Assets — 100.0%		$1,409,122,289

*	Non-income producing security.
(wd)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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